Convertible Note Payable (Details Narrative) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended
	Nov. 15, 2012	Feb. 27, 2013	Apr. 30, 2013
Debt Disclosure [Abstract]
Convertible Promissory Note	$ 100,000
Interest rate	20.00%
Common stock issued for debt, shares	2,500,000
Common stock as collateral, shares	56,250,000
Common stock as collateral transferred, shares	1,000,000
Conversion price	$ 0.001
Deferred Loan Costs			325,000
Amortization of deferred financing costs			121,875
Convertible Loan Agreement		335,000
Original Issue Discount		35,000
Funds Available		300,000
Fund provided		60,000
Funds paid off			$ 60,000
Interest rate		12.00%
Warrant to purchase Common Stock			3,726,708
Exercise Price			0.03